Investments in Marketable Securities - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Maximum
Schedule Of Available For Sale Securities [Line Items]
Marketable securities contractual maturity period	4 years	4 years